Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ (27,598)	$ (81,296)
Assets (liabilities) at fair value	120,803	44,616
Foreign currency forward contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contract		2,582
Foreign currency contracts, fair value of liability	(6,369)
Cross-currency swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability		(19,550)
U.S. Treasury and other government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	21,349	21,144
Foreign bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	38	40
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	128	140
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,389	1,756
Stocks | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	3,976	1,633
Stocks | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	39,458	39,904
Mutual funds | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	34,541	33,340
Mutual funds | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	53,891	44,923
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (liabilities) at fair value	43,434	41,537
Quoted Prices in Active Markets for Identical Assets (Level 1) | Stocks | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	3,976	1,633
Quoted Prices in Active Markets for Identical Assets (Level 1) | Stocks | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	39,458	39,904
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (liabilities) at fair value	104,967	84,375
Significant Other Observable Inputs (Level 2) | Foreign currency forward contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contract		2,582
Foreign currency contracts, fair value of liability	(6,369)
Significant Other Observable Inputs (Level 2) | Cross-currency swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability		(19,550)
Significant Other Observable Inputs (Level 2) | U.S. Treasury and other government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	21,349	21,144
Significant Other Observable Inputs (Level 2) | Foreign bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	38	40
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	128	140
Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	1,389	1,756
Significant Other Observable Inputs (Level 2) | Mutual funds | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	34,541	33,340
Significant Other Observable Inputs (Level 2) | Mutual funds | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	53,891	44,923
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(27,598)	(81,296)
Assets (liabilities) at fair value	$ (27,598)	$ (81,296)